Note 8 - Capital Stock and Reserves - Fair Value of Stock Option Assumptions (Details)	12 Months Ended
	Mar. 31, 2024 CAD ($) $ / shares	Mar. 31, 2023 CAD ($) $ / shares	Mar. 31, 2022 CAD ($) $ / shares
Statement Line Items [Line Items]
Fair value per option | $	$ 5.42	$ 6	$ 7.5
Exercise price (in CAD per share) | $ / shares	$ 5.49	$ 11	$ 14.5
Expected life (years)	3.5	3	2.26
Interest rate	4.17%	3.49%	1.16%
Annualized volatility (based on historical volatility)	108.00%	118.00%	114.00%
Dividend yield	0.00%	0.00%	0.00%